Interest and Finance Costs	6 Months Ended
Jun. 30, 2012
Interest and Finance Costs [Abstract]:
Interest and Finance Costs [Text Block]

13. Interest and Finance Costs:
The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2011	2012
Interest expense	9,812	13,773
Interest capitalized	(2,086)	(3,548)
Swap effect	25,868	24,686
Amortization and write-off of financing costs	1,335	540
Commitment fees	1,092	2,635
Bank charges and other	85	151
	36,106	38,237